Other Current Financial Assets	12 Months Ended
Dec. 31, 2025
Other Current Financial Assets [Abstract]
OTHER CURRENT FINANCIAL ASSETS	12. OTHER CURRENT FINANCIAL ASSETS
As at December 31,	2025	2024
Security deposits and Restricted cash	$430	$565
Other current financial assets	$430	$565